DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Debt Arrangement Fees	$ 876	$ 876
Accumulated Amortization	(676)	(636)
Deferred Finance Costs, Net	$ 200	$ 240